Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Lease liabilities	kr 7,455	kr 9,304
Current lease liabilities	2,235	2,486
Lease cost	3,788	3,775
Depreciation	2,427	2,451
Impairment losses	(154)	(66)
Lease expense relating to low-value assets	459	516
Interest expense	464	464
Variable lease payments	284	278
Future cash outflows from leases not yet commenced	249	71
Sublease receivables for operating leases	70	62
Sublease receivables for financial leases	75	75
Sublease interest income from financial leases	kr 5	kr 8
Bottom of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	9 years